Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS
Alimera Sciences, Inc., and its subsidiaries (the Company), is a pharmaceutical company that specializes in the research, development and commercialization of prescription ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.
The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant underserved market opportunity. The Company’s only commercial product is ILUVIEN®, which has received marketing authorization in the United States (U.S.), Austria, Belgium, the Czech Republic, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, and the United Kingdom. In the U.S., ILUVIEN is indicated for the treatment of diabetic macular edema (DME) in patients who have been previously treated with a course of corticosteroids and did not have a clinically significant rise in intraocular pressure (IOP). In the European Union (EU) and European Economic Area countries in which ILUVIEN has received marketing authorization, it is indicated for the treatment of vision impairment associated with DME considered insufficiently responsive to available therapies. As part of the approval process in the EU, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in 800 patients.
The Company launched ILUVIEN in the United Kingdom and Germany in the second quarter of 2013 and in Portugal and the U.S. in the first quarter of 2015. The Company was able to launch in Germany without price restrictions, but continues to work with the statutory health insurance funds in Germany to streamline reimbursement for ILUVIEN.
In October 2013, the United Kingdom’s National Institute for Health and Care Excellence (NICE) issued a positive Final Appraisal Determination recommending ILUVIEN funding, taking into consideration a simple patient access scheme (PAS) for the treatment of pseudophakic eyes (eyes with an artificial lens) in chronic DME patients considered insufficiently responsive to available therapies. Further, in February 2014, the Scottish Medicines Consortium, after completing its assessment and review of a similar simple PAS, announced that it had accepted ILUVIEN for restricted use within the National Health Services Scotland.
In July 2013, the Transparency Commission (Commission de la Transparence or CT) of the French National Health Authority (Haute Autorite de Sante) issued a favorable opinion for the reimbursement and hospital listing of ILUVIEN by the French National Health Insurance for the treatment of chronic DME considered insufficiently responsive to available therapies. The Company continues to negotiate with the French authorities, but has not yet reached an agreement on price.
In July 2014, the Company reached agreement with INFARMED, the marketing authorization body of the Portuguese Ministry of Health, for the pricing and reimbursement of ILUVIEN for the public sector in Portugal.

NATURE OF OPERATIONS
Alimera Sciences, Inc., and its wholly-owned subsidiaries, (the Company) is a pharmaceutical company that specializes in the research, development, and commercialization of ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.
The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant market opportunity. The Company’s only commercial product is ILUVIEN®, which has received marketing authorization in the United States (U.S.), Austria, Belgium, the Czech Republic, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden and the United Kingdom and has been recommended for marketing authorization in Poland. In the U.S., ILUVIEN is indicated for the treatment of diabetic macular edema (DME) in patients who have been previously treated with a course of corticosteroids and did not have a clinically significant rise in intraocular pressure (IOP). In the European Union (EU) countries in which ILUVIEN has received marketing authorization, it is indicated for the treatment of vision impairment associated with DME considered insufficiently responsive to available therapies. As part of the approval process in these countries, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in 800 patients treated per the labeled indication.
The Company launched ILUVIEN in the United Kingdom and Germany in the second quarter of 2013 and in Portugal and the U.S. in the first quarter of 2015. To date, the majority of the Company’s sales have been in Germany and the United Kingdom. The Company was able to launch in Germany without price restrictions, but continues to work with the statutory health insurance funds in Germany to streamline reimbursement for ILUVIEN.
In October 2013, the United Kingdom’s National Institute for Health and Care Excellence (NICE) issued a positive Final Appraisal Determination recommending ILUVIEN funding, taking into consideration a simple patient access scheme (PAS) for the treatment of pseudophakic eyes (eyes with an artificial lens) in chronic DME patients considered insufficiently responsive to available therapies. The Company began receiving orders for ILUVIEN from several National Health Service (NHS) facilities in January 2014 following the final technology appraisal guidance that was published in November 2013. Further, in February 2014, the Scottish Medicines Consortium, after completing its assessment and review of a similar simple PAS, announced that is has accepted ILUVIEN for restricted use within the NHS Scotland.
In July 2013, the Transparency Commission (Commission de la Transparence or CT) of the French National Health Authority (Haute Autorite de Sante) issued a favorable opinion for the reimbursement and hospital listing of ILUVIEN by the French National Health Insurance for the treatment of chronic DME considered insufficiently responsive to available therapies. The Company continues to negotiate with the French authorities, but has not yet reached an agreement on price.
In July 2014, the Company reached agreement with INFARMED, the marketing authorization body of the Portuguese Ministry of Health, for the pricing and reimbursement of ILUVIEN for the public sector in Portugal.